Components of Income Tax Expense and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes and non controlling interest	$ 73,299	[1]	$ 58,504	[1]	$ 56,275
Tax uncertainties	917		1,760		2,167
Stock base compensation	8		405		128
Adjustment for prior years	47		270		367
Foreign derived intangible income	(112)		(77)		(199)
Valuation allowance	67		315		272
Foreign rate difference	(1,333)		(778)		(758)
Other	32		53		48
Foreign taxes rate	(1,291)		188		(142)
Income tax (expense) benefit	$ (374)		$ 1,948		$ 2,025
Tax uncertainties	1.25%		3.01%		3.85%
Stock base compensation	0.01%		0.69%		0.23%
Adjustment for prior years	0.06%		0.46%		0.65%
Foreign derived intangible income	(0.15%)		(0.13%)		(0.35%)
Valuation allowance	0.09%		0.54%		0.48%
Foreign rate difference	(1.82%)		(1.33%)		(1.35%)
Other	0.04%		0.09%		0.09%
Foreign tax rate	(1.76%)		0.32%		(0.25%)
Income tax (expense) benefit, net	(0.51%)		3.33%		3.60%

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $6,044, $15,442 and $5,790 for the years ended December 31, 2020, 2019 and 2018, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $8,750, $0 and $881 for the years ended December 31, 2020, 2019 and 2018, respectively.